Standard Product Warranties (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Standard Product Warranty Accrual
Beginning reserve	$ 30.0	$ 28.7
Provision	0.5	3.7
Claims	(1.0)	(3.7)
Foreign exchange	(0.3)	(0.2)
Ending reserve	$ 29.2	$ 28.5